Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	OAK ASSOCIATES FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001050918
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
RIVER OAK DISCOVERY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

OAK ASSOCIATES FUNDS

River Oak Discovery Fund – RIVSX

Supplement dated November 1, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information of Oak Associates Funds (the “Funds”) dated February 28, 2020

The information in this Supplement contains new and additional information beyond that in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Changes to the Fund Fees and Expenses

Effective November 1, 2020, the Management Fee paid by River Oak Discovery Fund (the “Fund”) is reduced from 0.90% to 0.79%. In addition, Oak Associates, ltd., the Adviser, has agreed to lower the Fund’s operating expense limit from 1.35% to 1.25%. Effective that same date, the Adviser will contractually waive all or a portion of its fee for the Fund and to reimburse expenses to the extent necessary in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. Accordingly, the tables entitled “Fund Fees and Expenses” and “Example” for the Fund are revised as follows:

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, that you reinvest all dividends and distributions, and that the contractual fee waiver/expense reimbursement is in place for the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[custom:SupplementClosingTextBlock]	oak_SupplementClosingTextBlock	Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RIVSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,759

[1]	Effective November 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced from 0.90% to 0.79%.
[2]	Effective November 1, 2020, Oak Associates, ltd. (the “Adviser”) has contractually agreed until at least February 28, 2022 to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.